Segment Information (Distribution of gross and net written premium) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 6,299,929	$ 5,587,894	$ 5,356,942
Percentage Distribution of gross premiums written	100.00%	100.00%	100.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 2,929,000	$ 2,620,000	$ 2,573,000
Percentage Distribution of gross premiums written	47.00%	47.00%	48.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 2,152,000	$ 1,866,000	$ 1,888,000
Percentage Distribution of gross premiums written	34.00%	33.00%	35.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 699,000	$ 565,000	$ 478,000
Percentage Distribution of gross premiums written	11.00%	10.00%	9.00%
Latin America, and the Caribbean
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 260,000	$ 267,000	$ 182,000
Percentage Distribution of gross premiums written	4.00%	5.00%	4.00%
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 260,000	$ 270,000	$ 236,000
Percentage Distribution of gross premiums written	4.00%	5.00%	4.00%